Defined Contribution Plan	12 Months Ended
Dec. 31, 2017
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan

20. Defined Contribution Plan

For our U.S. employees, during 2011, the Company began sponsoring a 401(k) defined contribution plan ("401(k) Plan") that provides for a 100% employer matching contribution of the first 3% and a 50% employer matching contribution of each additional percent contributed by an employee up to 5% of each employee’s pay. Employees become fully vested in employer matching contributions after six months of employment. Company 401(k) matching contributions were approximately $13,173 and $4,000 for the years ended December 31, 2017 and 2016, respectively.

Full time employees in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Company to make contributions based on certain percentages of the employees’ basic salaries. Other than such contributions, there is no further obligation under these plans. The total contribution for such PRC employee benefits was $439,227 and $571,476 for the years ended December 31, 2017 and 2016, respectively.